RESERVES	12 Months Ended
Dec. 31, 2025
Disclosure of reserves within equity [abstract]
RESERVES	RESERVES
The following table summarizes the changes in the Company’s reserves during the years ended December 31, 2025 and 2024:

	Note	Share-based compensation	Equity component of convertible notes	Other	Total
Balance – December 31, 2023		$25,464	$50,227	$3,386	$79,077
Conversion of 2019 Convertible Notes	13(f)	—	(12,216)	—	(12,216)
Exercise of stock options and settlement of RSUs and pRSUs	20(b)	(6,882)	—	—	(6,882)
Share-based compensation	20(d)	10,297	—	—	10,297
Modification of 2019 & 2020 Convertible Notes	13(e),(f)	—	3,824	—	3,824
Balance – December 31, 2024		28,879	41,835	3,386	74,100
Options issued in connection with Calibre Acquisition	5(a)	39,663	—	—	39,663
Conversion of 2020 Convertible Notes	13(e)	—	(10,148)	—	(10,148)
Exercise of stock options and settlement of RSUs and pRSUs	20(b)	(25,512)	—	—	(25,512)
Share-based compensation	20(d)	14,978	—	—	14,978
Balance – December 31, 2025		$58,008	$31,687	$3,386	$93,081